Nature of Operations - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Domicile of entity	Vancouver, Canada	Vancouver, Canada
Address of entity registered office	550-510	550-510